Shareholders' Equity - Additional Information (Detail) ¥ in Millions										12 Months Ended
	May 31, 2026 JPY (¥) shares	May 13, 2026 JPY (¥) shares	Jan. 31, 2026 JPY (¥) shares	Jul. 31, 2025 JPY (¥) shares	May 14, 2025 JPY (¥) shares	Jan. 31, 2025 JPY (¥) shares	Jul. 31, 2024 JPY (¥) shares	May 15, 2024 JPY (¥) shares	Mar. 22, 2024 JPY (¥) shares	Mar. 31, 2026 JPY (¥) shares	Mar. 31, 2025 JPY (¥) shares	Mar. 31, 2024 JPY (¥)	Nov. 14, 2025 JPY (¥) shares	Nov. 14, 2024 JPY (¥) shares	Nov. 14, 2023 JPY (¥) shares
Purchase of treasury stock | ¥										¥ 250,625	¥ 251,629	¥ 211,434
Total amount the company can pay out as a dividend | ¥										¥ 2,555,000
Number of share acquired in share based payment arrangement					153,000			149,000
Common stock [member]
Number of authorized shares										9,000,000,000	9,000,000,000
Share repurchase program [member]
Shares authorized to be repurchased amount | ¥		¥ 180,000			¥ 100,000			¥ 100,000					¥ 150,000	¥ 150,000	¥ 150,000
Number of shares repurchased			29,909,500	27,551,100		40,086,100	9,561,800		20,132,000
Purchase of treasury stock | ¥			¥ 150,000	¥ 100,000		¥ 150,000	¥ 100,000		¥ 150,000
Shares authorized to be repurchased, shares		40,000,000			40,000,000			15,000,000					50,000,000	60,000,000	26,000,000
Shares repurchased during period shares	5,439,500
Shares repurchased during period value | ¥	¥ 32,000
Major ordinary share transactions [member]
Number of share acquired in share based payment arrangement		1,094,000
Stockholder equity stock split ratio		2						3